Fees and Expenses - Class A C [Member] - John Hancock Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Information about eligibility for waivers of the contingent deferred sales charges (CDSCs) applicable to Class C shares is available from your financial professional and beginning on page 14 of the prospectus under “CDSC waivers” or page 109 of the fund’s Statement of Additional Information under “Waiver of Contingent Deferred Sales Charge.” Intermediaries may have different policies and procedures regarding the availability of CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediary identified therein).
Shareholder Fees Caption [Optional Text]	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense example
Expense Example Narrative [Text Block]	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	SharesNot Sold